Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Number of antidilutive securities were excluded from the computation of diluted net income	3,320,660	2,637,588	3,320,660	2,637,588	1,412,305	2,341,329